Investments in Associates - Additional information (Detail) R$ in Thousands			12 Months Ended
	Nov. 03, 2021 BRL (R$)	Aug. 03, 2021	Dec. 31, 2021 BRL (R$)	Aug. 31, 2021 BRL (R$)
Disclosure of detailed information about business combination [line items]
Unsecured liability			R$ 356,442
Radar group acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	47.00%
Acquisition consideration price	R$ 1,572,352
Principal amount of consideration transferred	1,479,404
Adjustment amount of the installments by the IPCA for consideration transferred	92,948
Number of installments for payment of consideration		4
Payment of first installment in business combination	601,856
Annual installments amount in business combination	295,881
Consolidated shareholders' equity of the acquired entity	4,231,107
Revenue of acquiree since the acquisition date	31,502
Income before taxes of acquiree since the acquisition date	49,218
Revenue of combined entity	26,179,637
Profit (loss) of combined entity as if combination occurred at beginning of period	R$ 8,424,096
Compass Gás e Energia [member]
Disclosure of detailed information about business combination [line items]
Contributions to subsidiary			2,250,015
Provisions			R$ 0
Moove Lubricants Limited [member] | TTA [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred				R$ 32,030
Percentage of voting equity interests acquired				25.00%